RETIREMENT BENEFITS - Post Employment and Defined Contribution Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plans
Maximum percentage contribution by employer of employees eligible pay	6.00%	6.00%
Maximum compensation to be eligible for fixed contribution from employer	$ 100,000
Percentage of fixed contribution by employer, for eligible employees whose compensation is $100,000 or less	2.00%
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Postemployment Benefits Liability	$ (183,000,000)	$ (256,000,000)
Amount recognized in accumulated other comprehensive income (loss)	45,000,000	24,000,000
Amortization of unrecognized
Total net expense	$ 30,000,000	$ 32,000,000	$ 30,000,000
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate (as a percent)	4.20%	3.80%
Health care cost increase following year (as a percent)	7.00%	7.50%
Ultimate rate to which cost increase is assumed to decline (as a percent)	5.00%	5.00%
Year in which the ultimate rate is reached	2020	2020
U.S. Postretirement Benefit Plans
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	$ 0	$ 0	20,000,000
Interest cost on benefit obligation	4,000,000	5,000,000	10,000,000
Amortization of unrecognized
Prior service benefit	(31,000,000)	(31,000,000)	(3,000,000)
Net actuarial loss	12,000,000	14,000,000	17,000,000
Total service-related benefit	(15,000,000)	(12,000,000)	44,000,000
Non-service-related (benefit) expense	3,000,000	37,000,000	(14,000,000)
Total net expense	$ (12,000,000)	$ 25,000,000	30,000,000
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate (as a percent)	3.70%	3.45%
Health care cost increase following year (as a percent)	7.00%	7.50%
Ultimate rate to which cost increase is assumed to decline (as a percent)	5.00%	5.00%
Year in which the ultimate rate is reached	2020	2020
Non-U.S. Postretirement Benefit Plans
Amortization of unrecognized
Total net expense	$ 46,000,000	$ 41,000,000	103,000,000
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Health care cost increase following year (as a percent)	6.87%	6.94%
Ultimate rate to which cost increase is assumed to decline (as a percent)	6.86%	6.93%
U.S. Postretirement Benefit Plans
Defined Contribution Plans
Pretax expense associated with Citigroup 401(k) plan	$ 380,000,000	$ 383,000,000	394,000,000
Non-U.S. Postretirement Benefit Plans
Defined Contribution Plans
Pretax expense associated with Citigroup 401(k) plan	$ 375,000,000	$ 385,000,000	$ 402,000,000